Significant accounting policies - Summary of profit and loss lines items of office and administrative and travel and entertainment (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Office and administrative	$ 316,401	$ 355,361
Travel and entertainment	160,332	137,943
Office Administrative and Travel	$ 3,148,871	$ 476,733	$ 493,304